Lease - Supplemental cash flow information related to leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	¥ 1,050	¥ 1,008	¥ 885
Operating leases	2,213	0	0
Operating leases	627	0	0
Operating leases	¥ 704	¥ 0	¥ 0